CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited)
REVENUE	$ 13,208,504	$ 14,846,925	$ 26,280,304	$ 26,466,001	$ 56,239,667	$ 55,406,337
COST OF GOODS SOLD	11,362,632	12,810,082	22,542,500	23,427,823	47,909,180	47,345,957
GROSS PROFIT	1,845,872	2,036,843	3,737,804	3,038,178	8,330,487	8,060,380
OPERATING EXPENSES
General and administrative expenses	988,465	2,586,670	1,857,104	4,281,367	9,208,701	2,102,869
Salaries and wages	577,479	578,598	1,098,950	1,104,169	2,472,953	2,082,453
Sales and marketing expenses	245,443	139,633	392,392	544,725	732,545	763,170
Depreciation and amortization expense	108,848	108,413	221,470	215,486	449,692	397,595
TOTAL OPERATING EXPENSES	1,920,235	3,413,314	3,569,916	6,145,747	12,863,891	5,346,087
INCOME (LOSS) FROM OPERATIONS	(74,363)	(1,376,471)	167,888	(3,107,569)	(4,533,404)	2,714,293
OTHER INCOME (EXPENSE)
Other expense, net	(315)	(39,415)	(55,127)	(217,626)	(88,882)	4,571
Interest expense	(560,643)	(780,607)	(1,079,992)	(1,512,433)	(2,823,842)	(2,761,004)
Interest income					46,316	65,865
Non-cash interest expense	(215,807)	(88,979)	(476,334)	(139,088)	(757,021)	(34,106)
Gain (loss) on equity investments, net	(1,622)	(161)	56	279	2,541	(34,443)
Gain on extinguishment of debt	0	0	1,004,124	445,636	606,667	942,029
Change in fair value of derivative liability	(22,256)	26,496	(7,255)	87,869	193,513	(4,158)
Foreign currency transaction, net	(356,687)	96,584	(516,039)	(209,436)	(493,527)	305,274
TOTAL OTHER EXPENSE, NET	(1,157,330)	(786,082)	(1,130,567)	(1,544,799)	(3,314,235)	(1,515,972)
LOSS BEFORE INCOME TAXES	(1,231,693)	(2,162,553)	(962,679)	(4,652,368)	(7,847,639)	1,198,321
BENEFIT FROM (PROVISION FOR) INCOME TAXES	(9,563)	(216,503)	(75,230)	99,409	(114,010)	(377,535)
NET LOSS	(1,241,256)	(2,379,056)	(1,037,909)	(4,552,959)	(7,961,649)	820,786
Deemed dividend on warrants					(7,633,033)	0
Deemed dividend on issuance of warrants	0	0	(5,788,493)	0
Deemed dividend on downround of warrants	(8,480,379)	0	(8,480,379)	0
Deemed dividend on downround of preferred stock	(8,189,515)	0	(8,189,515)	0
Deemed dividend on preferred stock	(352,807)	0	(352,807)	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(18,263,957)	(2,379,056)	(23,849,103)	(4,552,959)	(15,594,682)	820,786
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment, net	(1,028,875)	284	(1,434,104)	(473,294)	(1,006,517)	871,235
TOTAL COMPREHENSIVE LOSS	$ (19,292,832)	$ (2,378,772)	$ (25,283,207)	$ (5,026,253)	$ (16,601,199)	$ 1,692,021
BASIC NET LOSS PER SHARE	$ (0.93)	$ (0.15)	$ (1.28)	$ (0.29)	$ (0.95)	$ 0.06
DILUTED NET LOSS PER SHARE	$ (0.93)	$ (0.15)	$ (1.28)	$ (0.29)	$ (0.95)	$ 0.06
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	19,540,097	16,105,409	18,652,736	15,572,773	16,423,335	13,270,097
Diluted	19,540,097	16,105,409	18,652,736	15,572,773	16,423,335	13,307,795